Advances for Convertible Notes to be Issued (Details Narrative)	1 Months Ended	3 Months Ended
	Apr. 30, 2025 USD ($) d	Mar. 31, 2025 d	May 31, 2025	Mar. 31, 2024 USD ($)
Subsequent Event [Line Items]
Principal amount | $				$ 56,000
Trading days | d		10
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount | $	$ 210,000
Original issue discount percentage	10.00%		10.00%
Interest rate	10.00%		6.00%
Conversion price ratio	55
Trading days | d	20
Maturity date	Apr. 29, 2026